Stock-Based Compensation - Summary of Nucor's Restricted Stock Activity under AIP and LTIP (Detail) - Restricted Stock Awards and Units [Member] - AIP and LTIP [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	91	67	63
Granted, Shares	256	172	123
Vested, Shares	(217)	(148)	(116)
Canceled, Shares			(3)
Unvested at end of year, Shares	130	91	67
Unvested at beginning of year, Grant Date Fair Value	$ 54.50	$ 45.77	$ 48.07
Granted, Grant Date Fair Value	67.68	60.62	44.03
Vested, Grant Date Fair Value	64.95	51.72	45.16
Canceled, Grant Date Fair Value			45.75
Unvested at end of year, Grant Date Fair Value	$ 62.97	$ 54.50	$ 45.77